Income Taxes - Schedule of Components Company's Net Deferred Tax Assets (Liabilities) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Benefits from net operating and capital losses and tax credit carryforwards	$ 1,121.2	$ 248.1
Differences in financial statement and tax accounting for:
Inventories, receivables and accruals	473.7	397.7
Deferred revenue	16.7	(0.1)
Share-based compensation	33.1	24.0
Other	47.2	51.2
Total deferred tax asset, gross	1,691.9	720.9
Less: Valuation allowance	(900.7)	(103.0)
Total deferred tax asset, net	791.2	617.9
Property, equipment and intangible assets	(961.8)	(923.9)
Basis difference in debt	(281.7)	(265.6)
Deferred interest expense	(69.1)	(76.3)
Total deferred tax liabilities	(1,312.6)	(1,265.8)
Total deferred taxes	$ (521.4)	$ (647.9)